Costs incurred and estimated earnings net of billings on uncompleted contracts (Details) - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Costs in excess of billings [Abstract]
Costs incurred and estimated earnings on uncompleted contracts	CAD 208,030	CAD 275,316
Less billings to date	(193,136)	(258,208)
Costs in excess of billings	14,894	17,108
Contracts receivable [Abstract]
Unbilled revenue	15,965	17,565
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(1,071)	(457)
Unbilled contracts receivable	CAD 14,894	CAD 17,108